Supplemental Financial Statement Information (Disposal Plans Narrative) (Details) $ in Thousands, gal in Millions	3 Months Ended				6 Months Ended
	Jan. 31, 2016 USD ($) gal	Oct. 31, 2015 USD ($) gal	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Jan. 31, 2016 USD ($) gal	Jan. 31, 2015 USD ($)	Jul. 31, 2015 gal
Maximum term of supply procurement contracts		36 months			36 months
Net procurement of fixed priced propane in gallons | gal	102.7	51.0			102.7		80.5
Gain (Loss) on Disposition of Property Plant Equipment		$ (12,112)
Vehicles [Member] | Midstream - Crude Oil Logistics [Member]
Assets sold	15	69			69
Long Lived Assets Held-for-sale, Description	52	136
Assets held in use	69
Assets held for disposal [Member]
Gain (Loss) on Disposition of Property Plant Equipment	$ (468)	$ 1,259	$ 0	$ 0	$ 791	$ 0